                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Delta Partners LLC
            ------------------------------------------
Address:    One International Place Suite 2401
            ------------------------------------------
            Boston, MA
            ------------------------------------------
            08110
            ------------------------------------------


 Form 13F File Number: 28-10018
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerry Iacono
          --------------------------------------------
Title:    Account Manager
          --------------------------------------------
Phone:    212-713-9703
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jerry Iacono        NY, NY                                  5/14/07
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                36
                                              -----------------------

Form 13F Information Table Value Total:           1,208,369,403.50
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          11             28- 10514                 Charles Jobson
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                                    FORM 13F                           3/31/2007
REPORTING MANAGER: UBS SECURITIES LLC                                     PAGE 1
CIK 1145839
CCC UE#ZGK6A
                             VALUATION CURRENCY: USD

ITEM 1                       ITEM 2    ITEM 3          ITEM 4         ITEM 5             ITEM 6        ITEM 7         ITEM 8
NAME OF ISSUER              TITLE OF   CUSIP #      FAIR MARKET     SHARES OF         INVEST. DISC.   MANAGERS    VOTING AUTHORITY
                             CLASS                     VALUE        PRINCIPAL
                                                                     AMOUNT       SOLE  SHARED  OTHER           SOLE   SHARED  OTHER
                                                                                  (A)    (B)     (C)            (A)      (B)    (C)
BEAR STEARNS COMPANIES INC  COMMON     73902108      6,361,910.00      42,314   N          X              1              42,314
BOYD GAMING CORP            COMMON    103304101     84,594,348.00   1,775,700   N          X              1           1,775,700
BALLY TECHNOLOGIES INC      COMMON    05874B107     23,228,658.00     985,100   N          X              1             985,100
DRESSER RAND GROUP INC      COMMON    261608103     21,175,792.00     695,200   N          X              1             695,200
DOLLAR THRIFTY AUTOMOTIVE   COMMON    256743105     34,763,344.00     681,100   N          X              1             681,100
W R GRACE & CO-DEL NEW      COMMON    38388F108     85,056,548.00   3,219,400   N          X              1           3,219,400
EMPRESAS ICA SA DE CV SPON  COMMON    292448206        740,160.00      16,000   N          X              1              16,000
US AIRWAYS GROUP INC        COMMON    90341W108    141,233,592.00   3,105,400   N          X              1           3,105,400
LONGS DRUG STORES CORP      COMMON    543162101     39,478,780.00     764,500   N          X              1             764,500
MASTERCARD INC              COMMON    57636Q104     48,827,904.00     459,600   N          X              1             459,600
MANITOWOC CO INC            COMMON    563571108     19,059,000.00     300,000   N          X              1             300,000
MASISA S A NEW              COMMON    574800108        336,300.00      30,000   N          X              1              30,000
STEELCASE INC-MICH CL A     COMMON    858155203     73,967,907.00   3,718,849   N          X              1           3,718,849
***GRUPO SIMEC SA DE CV-AD  COMMON    400491106        246,600.00      20,000   N          X              1              20,000
TRANSPORTADORA DE GAS DEL   COMMON    893870204        498,780.00      76,500   N          X              1              76,500
WMS INDUSTRIES INC          COMMON    929297109     31,545,036.00     803,900   N          X              1             803,900
FAMILYMEDS GROUP INC        OTC EQ     9083486         856,018.00     333,081   N          X              1             333,081
WTS FAMILYMEDS 10/2/2010 R  OTC EQ     9P05653          82,162.50     125,000   N          X              1             125,000
ACTEL CORP                  OTC EQ     4934105      34,140,612.00   2,066,623   N          X              1           2,066,623
AFC ENTERPRISES INC         OTC EQ    00104Q107     78,186,980.00   3,899,600   N          X              1           3,899,600
CAREER EDUCATION CORP       OTC EQ    141665109    141,032,000.00   4,624,000   N          X              1           4,624,000
BAUER EDDIE HLDGS INC       OTC EQ     71625107      4,889,725.00     430,055   N          X              1             430,055
FIRST MARBLEHEAD CORP       OTC EQ    320771108    259,677,428.00   5,784,750   N          X              1           5,784,750
GRUPO FINANCIERO GALICIA S  OTC EQ    399909100        312,600.00      30,000   N          X              1              30,000
GAMETECH INTERNATIONAL INC  OTC EQ    36466D102     12,077,943.00     988,375   N          X              1             988,375
MAGNA ENTERTAINMENT CORP    OTC EQ    559211107     12,862,322.00   3,533,605   N          X              1           3,533,605
NATURES SUNSHINE PRODUCTS   OTC EQ    639027101     25,615,632.00   2,178,200   N          X              1           2,178,200
PROGRESSIVE GAMING INTL CO  OTC EQ    74332S102     14,886,527.00   3,308,117   N          X              1           3,308,117
THERMADYNE HOLDINGS CORP N  OTC EQ    883435307     10,196,640.00     876,000   N          X              1             876,000
TWEETER HOME ENTMT GROUP I  OTC EQ    901167106        921,132.00     568,600   N          X              1             568,600
XINHUA FIN MEDIA LTD SPONS  OTC EQ    983982109        340,070.00      31,000   N          X              1              31,000
***CRESUD S A C I F Y A     OTC EQ    226406106        207,353.00      10,100   N          X              1              10,100
TELE NORT LESTE             COMMON    879246106        553,600.00      40,000   N          X              1              40,000
PUT ISHS EMG MKT JUN 105    PUT OP    4642878RA         87,000.00      30,000   P          X              1              30,000
PUT ISHS EMG MKT JUN 110    PUT OP    4642878RB        164,000.00      40,000   P          X              1              40,000
CALL BEAR STEARNS COM JUL   CALL O    0739027GH        165,000.00      10,000   C          X              1              10,000
                                                 1,208,369,403.50  45,600,669